SUPPLEMENT DATED APRIL 1, 2024

TO THE PACIFIC SELECT FUND SUMMARY PROSPECTUS DATED MAY 1, 2023

FOR INTERMEDIATE BOND PORTFOLIO

This supplement revises the Pacific Select Fund Summary Prospectus dated May 1, 2023, for Intermediate Bond Portfolio (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Steven Lear is deleted from the “Portfolio Manager and Primary Title with Sub-Adviser” table.